STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Institutional Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses	[1]	0.12%
[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Institutional Class	12	39	68	154

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	5-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Institutional Class	State Street Institutional Liquid Reserves Fund	0.15%	1.77%	2.40%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Institutional Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.14%
Total Annual Fund Operating Expenses	[1]	0.19%
[1]	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Institutional Class	19	61	107	243

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

• Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Institutional Class	State Street Institutional Tax Free Money Market Fund	0.02%	1.22%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Institutional Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses	[1][2]	0.12%
[1]	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
[2]	The U.S. Government Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Institutional Class	12	39	68	154

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Institutional Class	State Street Institutional U.S. Government Money Market Fund	0.02%	0.79%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Institutional Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.08%
Total Annual Fund Operating Expenses	[1]	0.13%
[1]	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Institutional Class	13	42	73	166

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Institutional Class	State Street Institutional Treasury Money Market Fund	0.01%	0.45%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in this context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Institutional Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.09%
Total Annual Fund Operating Expenses	[1]	0.14%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.12%
[1]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
[2]	The Treasury Plus Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM") has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Institutional Class	12	43	77	177

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Institutional Class	State Street Institutional Treasury Plus Money Market Fund	0.01%	0.57%

To obtain the Fund’s current yield, please call (877) 521-4083.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.07%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.47%
[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Investment Class	48	151	263	591

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Port- folio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 15, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.00% (quarter ended 12/31/2011).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	5-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Investment Class	State Street Institutional Liquid Reserves Fund	none	1.51%	0.85%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.14%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.54%
[1]	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Investment Class	55	173	302	677

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:
  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 12, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on February 7, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Investment Class	State Street Institutional Tax Free Money Market Fund	none	0.67%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.07%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1][2]	0.47%
[1]	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
[2]	The U.S. Government Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

The Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class	48	151	263	591

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Investment Class	State Street Institutional U.S. Government Money Market Fund	none	0.64%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.08%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.48%
[1]	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Investment Class	49	154	269	604

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Investment Class	State Street Institutional Treasury Money Market Fund	none	0.35%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.10%
Other Expenses	[1]	0.09%
Service Fee	[1]	0.25%
Total Annual Fund Operating Expenses	[1]	0.49%
Fee Waiver and/or Expense Reimbursement	[1][2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	0.47%
[1]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
[2]	The Treasury Plus Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM") has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class	48	155	272	614

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rates Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Investment Class	State Street Institutional Treasury Plus Money Market Fund	none	0.47%

To obtain the Fund’s current yield, please call (877) 521-4083.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Service Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.07%
Service Fee	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.17%
[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Service Class	17	55	96	217

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk— The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Port- folio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for. extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance

The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	5-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Service Class	State Street Institutional Liquid Reserves Fund-Institutional Class	0.15%	1.77%	2.40%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Service Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.14%
Service Fee	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.24%
[1]	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Service Class	25	77	135	306

Principal Investment Strategies

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations, (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:
  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND Service Class	State Street Institutional Tax Free Money Market Fund-Institutional Class	0.02%	1.22%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Service Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.07%
Service Fee	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.17%
[1]	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Service Class	17	55	96	217

Principal Investment Strategies

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND Service Class	State Street Institutional U.S. Government Money Market Fund-Institutional Class	0.02%	0.79%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Service Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.08%
Service Fee	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.18%
[1]	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Service Class	18	58	102	230

Principal Investment Strategies

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Funds Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND Service Class	State Street Institutional Treasury Money Market Fund-Institutional Class	0.01%	0.45%

To obtain the Fund’s current yield, please call (877) 521-4083.
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Investment Objective
The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Service Class
Management Fee	[1]	0.05%
Other Expenses	[1]	0.09%
Service Fee	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.19%
[1]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Service Class	19	61	107	243

Principal Investment Strategies

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rates Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Performance
The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND Service Class	State Street Institutional Treasury Plus Money Market Fund- Institutional Class	0.01%	0.57%

To obtain the Fund’s current yield, please call (877) 521-4083.

Class M Shares | STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
FUND SUMMARY
Investment Objective
The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Class M Shares
Management Fee	[1]	0.05%
Other Expenses	[1][2]	0.05%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
[2]	"Other expenses" are estimated for the current fiscal year because Class M Shares have been available for less than six (6) months as of the date of this prospectus. Actual expenses may differ from estimates.

Example

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Class M Shares	10	32	56	128

Principal Investment Strategies

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Principal Investment Risks

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Performance
The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Class M Shares of the Fund after it has been in operation for one calendar year. Returns of Class M Shares would have been similar to the annual returns shown for Institutional Class shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the two share classes do not have the same expenses; Class M Shares should incur lower expenses than Institutional Class shares. Current performance information for the Fund is available toll free by calling (877) 521-4083.
State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31

Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 9/30/11).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1-Year	5-Year	Since the Inception Date of the Fund
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND Class M Shares	State Street Institutional Liquid Reserves Fund- Institutional Class	0.15%	1.77%	2.40%

To obtain the Fund’s current yield, please call (877) 521-4083.

Administrative Shares | STATE STREET EQUITY 500 INDEX FUND
FUND SUMMARY
Investment Objective
The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET EQUITY 500 INDEX FUND Administrative Shares
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.15%
Other Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.25%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET EQUITY 500 INDEX FUND Administrative Shares	25	79	138	312

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart below shows the performance of the Fund’s Administrative Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Administrative Shares by showing changes in the Administrative Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Administrative Shares will perform in the future.
State Street Equity 500 Index Fund Administrative Shares Total Return For The Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was -21.58% (quarter ended 12/31/08).
Average Annual Total Returns For the Periods Ended December 31, 2011 Administrative Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s Administrative Shares by comparing the Administrative Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns STATE STREET EQUITY 500 INDEX FUND Administrative Shares	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1-Year	5-Year	Since the Inception Date of the Fund
Return Before Taxes	Return Before Taxes		1.79%	(0.38%)	2.25%
Return After Taxes on Distributions	Return After Taxes on Distributions		1.51%	(0.81%)	1.87%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.54%	(0.48%)	1.79%
S&P 500	S&P 500	(reflects no deduction for expenses of taxes)	2.11%	(0.25%)	2.46%

Service Shares | STATE STREET EQUITY 500 INDEX FUND
FUND SUMMARY
Investment Objective
The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET EQUITY 500 INDEX FUND Service Shares
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.35%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET EQUITY 500 INDEX FUND Service Shares	35	111	194	437

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index.

Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. an investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart below shows the performance of the Fund’s Service Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Service Shares by showing changes in the Service Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Service Shares will perform in the future. Additionally, the performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.25% for Service Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.
State Street Equity 500 Index Fund Service Shares Total Return For The Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.92% (quarter ended 6/30/09) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).
Average Annual Total Returns For the Periods Ended December 31, 2011 Service Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s

Service Shares by comparing the Fund’s Service Shares performance to the performance of the S&P 500 over various periods of time.

The Fund’s Service Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the following performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares.

Average Annual Total Returns STATE STREET EQUITY 500 INDEX FUND Service Shares	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1-Year	5-Year	Since the Inception Date of the Fund
Return Before Taxes	Return Before Taxes		1.69%	(0.48%)	6.66%
Return After Taxes on Distributions	Return After Taxes on Distributions		1.42%	(0.89%)	6.31%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.45%	(0.56%)	5.75%
S&P 500	S&P 500	(reflects no deduction for expenses of taxes)	2.11%	(0.25%)	6.97%

Class R Shares | STATE STREET EQUITY 500 INDEX FUND
FUND SUMMARY
Investment Objective
The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET EQUITY 500 INDEX FUND Class R Shares
Management Fee	[1]	0.05%
Distribution (12b-1) Fees	[1]	0.60%
Other Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.70%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
STATE STREET EQUITY 500 INDEX FUND Class R Shares	71	222	387	865

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

Performance
The bar chart below shows the performance of the Fund’s Class R Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Class R Shares by showing changes in the Class R Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Class R Shares will perform in the future. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.
State Street Equity 500 Index Fund Class R Shares Total Return For The Calendar Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.77% (quarter ended 6/30/09) and the lowest return for a quarter was -21.71% (quarter ended 12/31/08).
Average Annual Total Returns For the Periods Ended December 31, 2011 Class R Shares

The information in the following table gives some indication of the risks of an investment in the Fund’s

Class R Shares by comparing the Class R Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Class R Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis.

Average Annual Total Returns STATE STREET EQUITY 500 INDEX FUND Class R Shares	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1-Year	5-Year	Since the Inception Date of the Fund
Return Before Taxes	Return Before Taxes		1.42%	(0.81%)	2.26%
Return After Taxes on Distributions	Return After Taxes on Distributions		1.21%	(1.13%)	1.96%
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.21%	(0.80%)	1.85%
S&P 500	S&P 500	(reflects no deduction for expenses of taxes)	2.11%	(0.25%)	2.89%

State Street Equity 400 Index Fund | STATE STREET EQUITY 400 INDEX FUND
Fund Summary
Investment Objective
The investment objective of the State Street Equity 400 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400” or the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of expenses of State Street Equity 400 Index Portfolio (the “Equity 400 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET EQUITY 400 INDEX FUND
Management Fee	[1]	0.08%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.10%
Total Annual Fund Operating Expenses	[1]	0.43%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
STATE STREET EQUITY 400 INDEX FUND	44	138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 400 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P MidCap 400.

The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Mid-Capitalization Risk: Because the S&P MidCap 400 includes stocks of mainly mid-capitalization (“mid-cap”) companies, the Portfolio’s investments consist mainly of stocks of mid-cap companies. Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller capitalization (“large-cap” and “small-cap,” respectively) U.S. stocks. Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P MidCap 400 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 400 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

State Street Equity 2000 Index Fund | STATE STREET EQUITY 2000 INDEX FUND
Fund Summary
Investment Objective
The investment objective of the State Street Equity 2000 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index (the “Russell 2000” or the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of expenses of the State Street Equity 2000 Index Portfolio (the “Equity 2000 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET EQUITY 2000 INDEX FUND
Management Fee	[1]	0.10%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.10%
Total Annual Fund Operating Expenses	[1]	0.45%
Less Fee Waivers and/or Reimbursements	[1][3]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][3]	0.20%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Through April 30, 2013, the total annualized operating expenses of the Fund are not expected to exceed 0.20% (excluding non-recurring account fees and extraordinary expenses of the Fund or Portfolio) because the Adviser has contractually agreed to: (i) waive fees and/or reimburse certain operating expenses of the Portfolio in amounts necessary to limit the total annual operating expenses of the Portfolio to 0.15% and (ii) waive fees and/or reimburse certain operating expenses of the Fund in amounts necessary to limit the total annual operating expenses of the Fund to 0.05% (excluding pass-through expenses from the Portfolio). Prior to April 30, 2013, these contractual waivers and reimbursements may not be terminated without the approval of the Board of Trustees of the Portfolio or the Fund, as applicable.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
STATE STREET EQUITY 2000 INDEX FUND	21	64

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 2000 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the Russell 2000. The Index is a well-known stock market index that includes common stocks of 2000 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio, is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the Russell 2000 Index.

The Portfolio generally intends to invest in all 2000 stocks comprising the Russell 2000 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 2000 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Small Capitalization Risk: Because the Russell 2000 Index includes primarily stocks of small-capitalization (“small-cap”) companies, the Portfolio’s investments consist mainly of stocks of small-cap companies. Returns on investments in stocks of small U.S. companies could be more volatile than, or trail the returns on, investments in stocks of large-cap and mid-cap companies. Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Russell 2000 Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Russell 2000 Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 2000 Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

State Street Aggregate Bond Index Fund | STATE STREET AGGREGATE BOND INDEX FUND
Fund Summary
Investment Objective
The investment objective of the State Street Aggregate Bond Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Barclays Capital U.S. Aggregate Index (the “U.S. Aggregate Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or the “Portfolio”).
Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET AGGREGATE BOND INDEX FUND
Management Fee	[1]	0.10%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.10%
Total Annual Fund Operating Expenses	[1]	0.45%
[1]	Amounts reflect the total expenses of the Portfolio and the Fund.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 YEAR	3 YEARS
STATE STREET AGGREGATE BOND INDEX FUND	46	145

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well-known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage-backed securities and corporate debt securities.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the U.S. Aggregate Index.

The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers’ acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.

In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Principal Risks
  Risks of Investing Principally in Debt Securities.
  Values of debt securities could decline generally in response to changes in interest rates or other factors. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes than securities with shorter maturities.
  Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
  Issuers of the Portfolio’s investments may not make timely payments of interest and principal or may fail to make such payments at all.
  Index Tracking Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the U.S. Aggregate Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

State Street Institutional Limited Duration Bond Fund | STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND
Fund Summary
Investment Objective
The State Street Institutional Limited Duration Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek high current income and liquidity.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Limited Duration Bond Portfolio (the “Limited Duration Bond Portfolio” or the “Portfolio”).
Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND
Management Fee	[1]	0.10%
Distribution (12b-1) Fees	[1]	0.05%
Other Expenses	[1][2]	0.23%
Total Annual Fund Operating Expenses	[1]	0.38%
[1]	Amounts reflect total estimated expenses of the Portfolio and the Fund.
[2]	Other Expenses are estimated for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Expense Example (USD $)	1 Year	3 Years
STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND	39	122

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Principal Investment Strategies

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investible assets in the Limited Duration Bond Portfolio. The Portfolio invests at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, default/credit swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio’s portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio’s investment return. The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), will actively trade the Portfolio’s portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio’s investment return.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.

The investment objective of the Portfolio as stated above is non-fundamental, which means that it may be changed without shareholder approval. The investment policies described above reflect the Portfolio’s current practices.

Principal Risks
  Risks of Principally Investing in Debt Securities.
  Credit/Default Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.
  Extension Risk. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks may be subject to less rigorous regulation than domestic banks, and may not be required to meet financial, capital, and other requirements applicable to domestic banks.
  Interest Rate Risk. During periods of rising interest rates, the Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, the Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.
  Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.
  Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related and other asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Prepayment/call Risk. Prepayment/Call risk applies primarily to municipal securities and asset-backed securities, including mortgage- related securities.

Prepayment/Call risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

  Sector Risk. The risk that the Portfolio concentrates its investment in specific industry sectors that have historically experienced substantial price volatility. The Portfolio is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Portfolio may lack sufficient market liquidity to enable the Portfolio to sell the securities at an advantageous time or without a substantial drop in price.
  U.S. Government Sponsored Enterprises Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Performance
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001107414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2012
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 9/30/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Port- folio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 15, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on August 12, 2004. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.88% (quarter ended 3/31/2008) and the lowest return for a quarter was 0.00% (quarter ended 12/31/2011).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk— The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Port- folio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for. extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 9/30/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”) by investing in U.S. dollar-denominated money market securities.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the ILR Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are estimated for the current fiscal year because Class M Shares have been available for less than six (6) months as of the date of this prospectus. Actual expenses may differ from estimates.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the ILR Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The ILR Fund invests substantially all of its investable assets in the Money Market Portfolio.

The Money Market Portfolio follows a disciplined investment process in which the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

The Portfolio attempts to meet its investment objective by investing in a broad range of money market instruments. These may include among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Portfolio intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Portfolio may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Banking Industry Risk: To the extent the Portfolio concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Portfolio than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Class M Shares of the Fund after it has been in operation for one calendar year. Returns of Class M Shares would have been similar to the annual returns shown for Institutional Class shares because the shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the two share classes do not have the same expenses; Class M Shares should incur lower expenses than Institutional Class shares. Current performance information for the Fund is available toll free by calling (877) 521-4083.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the ILR Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Class M Shares of the Fund after it has been in operation for one calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Liquid Reserves Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended 12/31/06) and the lowest return for a quarter was 0.03% (quarter ended 9/30/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Institutional Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	154
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.07%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.82%
2009	rr_AnnualReturn2009	0.49%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Liquid Reserves Fund
1-Year	rr_AverageAnnualReturnYear01	0.15%
5-Year	rr_AverageAnnualReturnYear05	1.77%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.40%
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Investment Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[1]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.07%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.46%
2009	rr_AnnualReturn2009	0.19%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Liquid Reserves Fund
1-Year	rr_AverageAnnualReturnYear01	none
5-Year	rr_AverageAnnualReturnYear05	1.51%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.85%
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Service Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[2]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%	[2]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	217
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.07%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.82%
2009	rr_AnnualReturn2009	0.49%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Liquid Reserves Fund-Institutional Class
1-Year	rr_AverageAnnualReturnYear01	0.15%
5-Year	rr_AverageAnnualReturnYear05	1.77%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.40%
STATE STREET INSTITUTIONAL LIQUID RESERVES FUND | Class M Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[1]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	128
Annual Total Returns	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	3.19%
2006	rr_AnnualReturn2006	5.07%
2007	rr_AnnualReturn2007	5.28%
2008	rr_AnnualReturn2008	2.82%
2009	rr_AnnualReturn2009	0.49%
2010	rr_AnnualReturn2010	0.19%
2011	rr_AnnualReturn2011	0.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Liquid Reserves Fund- Institutional Class
1-Year	rr_AverageAnnualReturnYear01	0.15%
5-Year	rr_AverageAnnualReturnYear05	1.77%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.40%
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

• Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:

  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:
  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Additionally, the performance information prior to October 12, 2007 (inception date of the Fund’s Investment Class) is that of the Fund when it was a single class (“original share class”), and matches the performance of the Institutional Class. The Fund’s original share class had lower expenses and typically higher returns than the Investment Class. The primary difference in expenses is the lower distribution (12b-1) fee and absence of shareholder servicing plan and associated fees. The Fund’s original share class commenced operations on February 7, 2007. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.61% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Tax Free Money Market Fund (the “Tax Free Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Tax Free Portfolio (the “Tax Free Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Tax Free Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Tax Free Fund invests substantially all of its investable assets in the Tax Free Portfolio.

The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations, (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero-coupon securities.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S. (“municipal securities”), including:
  General obligation bonds and notes;
  Revenue bonds and notes;
  Commercial paper and other privately issued securities;
  Tender option bonds;
  Private activity bonds;
  Industrial development bonds;
  Municipal lease contracts; and
  Securities of other investment companies with similar investment guidelines.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Tax Free Portfolio has a fundamental policy of investing at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types. The Portfolio generally invests all of its assets in instruments exempt from ordinary federal income tax. The Portfolio may invest up to 20% of its net assets in federally taxable money market instruments (including those subject to the Federal alternative minimum tax), including securities issued by or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, as well as certificates of deposit, commercial paper and repurchase agreements. The Portfolio may buy or sell securities on a when-issued or forward commitment basis.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Municipal Securities Risk: The municipal securities markets in which the Portfolio invests may be volatile and may be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal security to receive the cash flows generated by the revenue source.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Tax Free Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Tax Free Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.70% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND | Institutional Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[4]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	243
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	2.31%
2009	rr_AnnualReturn2009	0.43%
2010	rr_AnnualReturn2010	0.10%
2011	rr_AnnualReturn2011	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Tax Free Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	0.02%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.22%
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND | Investment Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[4]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[4]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.96%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Tax Free Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	none
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.67%
STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND | Service Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[4]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%	[4]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	77
5 Years	rr_ExpenseExampleYear05	135
10 Years	rr_ExpenseExampleYear10	306
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	2.31%
2009	rr_AnnualReturn2009	0.43%
2010	rr_AnnualReturn2010	0.10%
2011	rr_AnnualReturn2011	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Tax Free Money Market Fund-Institutional Class
1-Year	rr_AverageAnnualReturnYear01	0.02%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.22%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, SSgA FM, the Portfolio’s investment adviser, conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	www.ssga.com/cash
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(877) 521-4083
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.75% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional U.S. Government Money Market Fund (the “U.S. Government Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street U.S. Government Portfolio (the “U.S. Government Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the U.S. Government Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Government Fund invests substantially all of its investable assets in the U.S. Government Portfolio.

The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.

The Portfolio follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income, by investing in U.S. government securities and other high quality money market instruments. Among other things, the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and either have been rated in one of the two highest short-term rating categories or are considered by the Portfolio to be of comparable quality), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity. All securities held by the Portfolio are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.

The Portfolio attempts to meet its investment objective by investing in, among other things:

  Obligations issued or guaranteed as to principal or interest by the U.S. government or its agencies and instrumentalities, such as U.S. Treasury securities and securities issued by the Government National Mortgage Association (“GNMA”), which are backed by the full faith and credit of the United States, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, whose obligations are not backed by the full faith and credit of the United States; and
  Repurchase agreements with respect to U.S. government securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The U.S. Government Portfolio typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived as unable, to make scheduled interest or principal payments, and that the market value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment. Because the Portfolio emphasizes investment in U.S. government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the Portfolio’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.
  Significant Exposure to U.S. Government Agencies Risk: To the extent the Portfolio focuses its investments in securities issued or guaranteed by U.S. government agencies, any market price movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies in which the Portfolio invests may have a significant impact on the Portfolio’s performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.
  Mortgage-Related Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: The values of the securities in which the Portfolio invests may go up or down in response to the prospects of individual issuers and general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Variable and Floating Rate Securities Risk: The Portfolio may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the U.S. Government Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional U.S. Government Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.83% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND | Institutional Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[5],[6]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	39
5 Years	rr_ExpenseExampleYear05	68
10 Years	rr_ExpenseExampleYear10	154
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	2.17%
2009	rr_AnnualReturn2009	0.26%
2010	rr_AnnualReturn2010	0.07%
2011	rr_AnnualReturn2011	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional U.S. Government Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	0.02%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.79%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND | Investment Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[5],[7]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.81%
2009	rr_AnnualReturn2009	0.05%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.75%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional U.S. Government Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	none
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.64%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND | Service Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[5]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[5]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%	[5]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	217
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	2.17%
2009	rr_AnnualReturn2009	0.26%
2010	rr_AnnualReturn2010	0.07%
2011	rr_AnnualReturn2011	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional U.S. Government Money Market Fund-Institutional Class
1-Year	rr_AverageAnnualReturnYear01	0.02%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.79%
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.44% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Money Market Fund (the “Treasury Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Portfolio (the “Treasury Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Treasury Fund invests substantially all of its investable assets in the Treasury Portfolio.

The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Treasury Portfolio attempts to meet its investment objective by investing at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government). Under normal conditions, the Portfolio will invest substantially all of its assets in such securities. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Funds Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 9/30/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND | Institutional Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.13%	[8]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	13
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	73
10 Years	rr_ExpenseExampleYear10	166
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.24%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Treasury Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	0.01%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.45%
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND | Investment Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[8]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[8]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	0.93%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Treasury Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	none
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.35%
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND | Service Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[9]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[9]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%	[9]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	58
5 Years	rr_ExpenseExampleYear05	102
10 Years	rr_ExpenseExampleYear10	230
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.24%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Treasury Money Market Fund-Institutional Class
1-Year	rr_AverageAnnualReturnYear01	0.01%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.45%
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in this context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rate Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 03/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Adviser.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rates Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.53% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND | Service Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of State Street Institutional Treasury Plus Money Market Fund (the “Treasury Plus Fund” or sometimes referred to in context as the “Fund”) is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value (“NAV”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Treasury Plus Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Treasury Plus Portfolio (the “Treasury Plus Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Treasury Plus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Treasury Plus Fund invests substantially all of its investable assets in the Treasury Plus Portfolio.

The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).

The Portfolio invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Portfolio to invest only in short-term securities (generally, securities that have remaining maturities of 397 calendar days or less), to maintain a maximum dollar-weighted average maturity of 60 days or less, and to meet requirements as to portfolio diversification and liquidity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Treasury Plus Portfolio attempts to meet its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements collateralized by these obligations. The Portfolio also may invest in shares of other money market funds, including funds advised by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

In addition, the Fund is subject to the following risks:

  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk — The risk that interest rates will rise, causing the value of the Portfolio’s investments to fall. Also, the risk that as interest rates decline, the amount of income the Portfolio receives on its new investments generally will decline.
  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk — The risk that the Portfolio may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Portfolio.
  Master/Feeder Structure Risk: The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.
  Stable Share Price Risk: If the market value of one or more of the Portfolio’s investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Portfolio experiences significant redemption requests.
  Low Short-Term Interest Rates Risk: At the date of this Prospectus, short-term interest rates are at historically low levels, and so the Fund’s yield is very low. It is possible that the Portfolio will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Portfolio will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Repurchase Agreement Risk: In a repurchase agreement, the Portfolio purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Portfolio’s counterparty is unable to honor its commitments, the Portfolio may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk: Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Money Market Fund Regulatory Risk: The Securities and Exchange Commission (SEC) has recently adopted amendments to money market fund regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes could result in reduced yields achieved by the Portfolio. The SEC may adopt additional reforms to money market fund regulation, which may impact the operation or performance of the Portfolio.
  U.S. Government Securities Risk: Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Portfolio owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year. The Institutional Class has lower expenses and higher expected returns than the Service Class. The primary difference in expenses is that the Institutional Class does not bear shareholder servicing fees. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Treasury Plus Fund (as represented by the performance of the Fund’s Institutional Class) by illustrating the variability of the Fund’s returns during the years since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Service Class of the Fund after it has been in operation for one calendar year.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Institutional Treasury Plus Money Market Fund Total Return for the Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Returns would have been lower if operating expenses had not been reduced. During the period shown in the bar chart, the highest return for a quarter was 0.62% (quarter ended 3/31/08) and the lowest return for a quarter was 0.00% (quarter ended 12/31/11).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(877) 521-4083
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND | Institutional Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[10]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[10],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.12%	[10],[11]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	12
3 Years	rr_ExpenseExampleYear03	43
5 Years	rr_ExpenseExampleYear05	77
10 Years	rr_ExpenseExampleYear10	177
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.55%
2009	rr_AnnualReturn2009	0.06%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Treasury Plus Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	0.01%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.57%
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND | Investment Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[12]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[12]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[12]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[12]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.47%	[12],[13]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	272
10 Years	rr_ExpenseExampleYear10	614
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.27%
2009	rr_AnnualReturn2009	0.02%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Treasury Plus Money Market Fund
1-Year	rr_AverageAnnualReturnYear01	none
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.47%
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND | Service Class
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[10]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[10]
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.05%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[10]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	243
Annual Total Returns	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.55%
2009	rr_AnnualReturn2009	0.06%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	State Street Institutional Treasury Plus Money Market Fund- Institutional Class
1-Year	rr_AverageAnnualReturnYear01	0.01%
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	0.57%
STATE STREET EQUITY 500 INDEX FUND | Administrative Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the performance of the Fund’s Administrative Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Administrative Shares by showing changes in the Administrative Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Administrative Shares will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the performance of the Fund’s Administrative Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Administrative Shares by showing changes in the Administrative Shares’ performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance does not necessarily indicate how the Fund’s Administrative Shares will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Equity 500 Index Fund Administrative Shares Total Return For The Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 15.89% (quarter ended 6/30/09) and the lowest return for a quarter was -21.58% (quarter ended 12/31/08).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011 Administrative Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The information in the following table gives some indication of the risks of an investment in the Fund’s Administrative Shares by comparing the Administrative Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information in the following table gives some indication of the risks of an investment in the Fund’s Administrative Shares by comparing the Administrative Shares’ performance to the performance of the S&P 500 over various periods of time.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s Administrative Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
STATE STREET EQUITY 500 INDEX FUND | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index.

Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. an investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund may not achieve its investment objective. an investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the performance of the Fund’s Service Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Service Shares by showing changes in the Service Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Service Shares will perform in the future. Additionally, the performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.25% for Service Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the performance of the Fund’s Service Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Service Shares by showing changes in the Service Shares’ performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance does not necessarily indicate how the Fund’s Service Shares will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Equity 500 Index Fund Service Shares Total Return For The Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 15.92% (quarter ended 6/30/09) and the lowest return for a quarter was -21.68% (quarter ended 12/31/08).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011 Service Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The information in the following table gives some indication of the risks of an investment in the Fund’s

Service Shares by comparing the Fund’s Service Shares performance to the performance of the S&P 500 over various periods of time.

The Fund’s Service Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the following performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Service Shares by comparing the Fund’s Service Shares performance to the performance of the S&P 500 over various periods of time.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s Service Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Additionally, the following performance information prior to March 10, 2003, the inception date for Service Shares, is that of Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Service Shares.
STATE STREET EQUITY 500 INDEX FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Equity 500 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of the expenses of State Street Equity 500 Index Portfolio (the “Equity 500 Index Portfolio” or sometimes referred to in context as the “Portfolio”).

Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 500 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P 500. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P 500.

The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Large Capitalization Risk: Because the S&P 500 includes mainly large U.S. companies, the Portfolio’s emphasis on securities issued by large capitalization companies makes it susceptible to the risks of investing in larger companies. For example, larger companies may be unable to respond as quickly as smaller companies to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P 500 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the performance of the Fund’s Class R Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Class R Shares by showing changes in the Class R Shares’ performance from year to year. Please keep in mind that past performance does not necessarily indicate how the Fund’s Class R Shares will perform in the future. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis. The Administrative Shares’ inception date was April 18, 2001.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the performance of the Fund’s Class R Shares during the Fund’s complete calendar years since inception. The chart provides some indication of the risks of investing in the Fund’s Class R Shares by showing changes in the Class R Shares’ performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance does not necessarily indicate how the Fund’s Class R Shares will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	State Street Equity 500 Index Fund Class R Shares Total Return For The Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 15.77% (quarter ended 6/30/09) and the lowest return for a quarter was -21.71% (quarter ended 12/31/08).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011 Class R Shares
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The information in the following table gives some indication of the risks of an investment in the Fund’s

Class R Shares by comparing the Class R Shares’ performance to the performance of the S&P 500 over various periods of time.

The Fund’s Class R Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Additionally, the performance information prior to June 7, 2005, the inception date for Class R Shares, is that of the Administrative Shares of the Fund, which incur lower expenses and typically experience higher returns than the Class R Shares. The primary difference in expenses is the lower distribution (12b-1) fee of 0.15% for Administrative Shares compared to 0.60% for Class R Shares on an annual basis.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Class R Shares by comparing the Class R Shares’ performance to the performance of the S&P 500 over various periods of time.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s Class R Shares’ after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Additionally, actual after tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
STATE STREET EQUITY 500 INDEX FUND | Administrative Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[14]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%	[14]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	79
5 Years	rr_ExpenseExampleYear05	138
10 Years	rr_ExpenseExampleYear10	312
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.31%)
2003	rr_AnnualReturn2003	28.37%
2004	rr_AnnualReturn2004	10.63%
2005	rr_AnnualReturn2005	4.66%
2006	rr_AnnualReturn2006	15.52%
2007	rr_AnnualReturn2007	5.35%
2008	rr_AnnualReturn2008	(36.89%)
2009	rr_AnnualReturn2009	26.25%
2010	rr_AnnualReturn2010	14.81%
2011	rr_AnnualReturn2011	1.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
STATE STREET EQUITY 500 INDEX FUND | Service Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[14]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%	[14]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	35
3 Years	rr_ExpenseExampleYear03	111
5 Years	rr_ExpenseExampleYear05	194
10 Years	rr_ExpenseExampleYear10	437
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.31%)
2003	rr_AnnualReturn2003	28.33%
2004	rr_AnnualReturn2004	10.51%
2005	rr_AnnualReturn2005	4.56%
2006	rr_AnnualReturn2006	15.41%
2007	rr_AnnualReturn2007	5.16%
2008	rr_AnnualReturn2008	(36.93%)
2009	rr_AnnualReturn2009	26.16%
2010	rr_AnnualReturn2010	14.71%
2011	rr_AnnualReturn2011	1.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
STATE STREET EQUITY 500 INDEX FUND | Class R Shares
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.60%	[14]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[14]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	71
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	387
10 Years	rr_ExpenseExampleYear10	865
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.31%)
2003	rr_AnnualReturn2003	28.37%
2004	rr_AnnualReturn2004	10.63%
2005	rr_AnnualReturn2005	4.92%
2006	rr_AnnualReturn2006	15.02%
2007	rr_AnnualReturn2007	4.88%
2008	rr_AnnualReturn2008	(37.20%)
2009	rr_AnnualReturn2009	25.72%
2010	rr_AnnualReturn2010	14.31%
2011	rr_AnnualReturn2011	1.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
STATE STREET EQUITY 500 INDEX FUND | Return Before Taxes | Administrative Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	State Street Equity 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1-Year	rr_AverageAnnualReturnYear01	1.79%
5-Year	rr_AverageAnnualReturnYear05	(0.38%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.25%
STATE STREET EQUITY 500 INDEX FUND | Return Before Taxes | Service Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	State Street Equity 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1-Year	rr_AverageAnnualReturnYear01	1.69%
5-Year	rr_AverageAnnualReturnYear05	(0.48%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	6.66%
STATE STREET EQUITY 500 INDEX FUND | Return Before Taxes | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	State Street Equity 500 Index Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1-Year	rr_AverageAnnualReturnYear01	1.42%
5-Year	rr_AverageAnnualReturnYear05	(0.81%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.26%
STATE STREET EQUITY 500 INDEX FUND | Return After Taxes on Distributions | Administrative Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1-Year	rr_AverageAnnualReturnYear01	1.51%
5-Year	rr_AverageAnnualReturnYear05	(0.81%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.87%
STATE STREET EQUITY 500 INDEX FUND | Return After Taxes on Distributions | Service Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1-Year	rr_AverageAnnualReturnYear01	1.42%
5-Year	rr_AverageAnnualReturnYear05	(0.89%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	6.31%
STATE STREET EQUITY 500 INDEX FUND | Return After Taxes on Distributions | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1-Year	rr_AverageAnnualReturnYear01	1.21%
5-Year	rr_AverageAnnualReturnYear05	(1.13%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.96%
STATE STREET EQUITY 500 INDEX FUND | Return After Taxes on Distributions and Sale of Fund Shares | Administrative Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1-Year	rr_AverageAnnualReturnYear01	1.54%
5-Year	rr_AverageAnnualReturnYear05	(0.48%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.79%
STATE STREET EQUITY 500 INDEX FUND | Return After Taxes on Distributions and Sale of Fund Shares | Service Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1-Year	rr_AverageAnnualReturnYear01	1.45%
5-Year	rr_AverageAnnualReturnYear05	(0.56%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	5.75%
STATE STREET EQUITY 500 INDEX FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1-Year	rr_AverageAnnualReturnYear01	1.21%
5-Year	rr_AverageAnnualReturnYear05	(0.80%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	1.85%
STATE STREET EQUITY 500 INDEX FUND | S&P 500 | Administrative Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses of taxes)
1-Year	rr_AverageAnnualReturnYear01	2.11%
5-Year	rr_AverageAnnualReturnYear05	(0.25%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.46%
STATE STREET EQUITY 500 INDEX FUND | S&P 500 | Service Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses of taxes)
1-Year	rr_AverageAnnualReturnYear01	2.11%
5-Year	rr_AverageAnnualReturnYear05	(0.25%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	6.97%
STATE STREET EQUITY 500 INDEX FUND | S&P 500 | Class R Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses of taxes)
1-Year	rr_AverageAnnualReturnYear01	2.11%
5-Year	rr_AverageAnnualReturnYear05	(0.25%)
Since the Inception Date of the Fund	rr_AverageAnnualReturnSinceInception	2.89%
STATE STREET EQUITY 400 INDEX FUND | State Street Equity 400 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Equity 400 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s MidCap 400 Index (the “S&P MidCap 400” or the “Index”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of expenses of State Street Equity 400 Index Portfolio (the “Equity 400 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 400 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the S&P MidCap 400. The Index is a well-known stock market index that includes common stocks of 400 mid-sized companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the S&P MidCap 400.

The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio generally intends to invest in all of the stocks comprising the Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 400 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Mid-Capitalization Risk: Because the S&P MidCap 400 includes stocks of mainly mid-capitalization (“mid-cap”) companies, the Portfolio’s investments consist mainly of stocks of mid-cap companies. Returns on investments in mid-cap stocks could be more volatile than, or trail the returns on, investments in larger or smaller capitalization (“large-cap” and “small-cap,” respectively) U.S. stocks. Mid-cap companies may be more likely than large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk: Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the S&P MidCap 400 regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk: Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 400 Index Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Risk Lose Money [Text]	rr_RiskLoseMoney	THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
STATE STREET EQUITY 400 INDEX FUND | STATE STREET EQUITY 400 INDEX FUND
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.08%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[14]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[14],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[14]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	44
3 Years	rr_ExpenseExampleYear03	138
STATE STREET EQUITY 2000 INDEX FUND | State Street Equity 2000 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Equity 2000 Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Russell 2000 Index (the “Russell 2000” or the “Index”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of both the Fund and the Fund’s proportionate share of expenses of the State Street Equity 2000 Index Portfolio (the “Equity 2000 Index Portfolio” or sometimes referred to in context as the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, and that the “1 Year” figure reflects the impact of fee waivers and/or expense reimbursements for the first year, as shown in the “Annual Fund Operating Expenses” table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Equity 2000 Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a passive management strategy designed to track the performance of the Russell 2000. The Index is a well-known stock market index that includes common stocks of 2000 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Portfolio, is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the Russell 2000 Index.

The Portfolio generally intends to invest in all 2000 stocks comprising the Russell 2000 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 2000 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

In addition, the Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio generally intends to invest in all 2000 stocks comprising the Russell 2000 in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 2000 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in stocks in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

General risks associated with the Fund’s and Portfolio’s investment policies and investment strategies are discussed below.

  Stock Market Risk: Stock values could decline generally or could under-perform other investments.
  Small Capitalization Risk: Because the Russell 2000 Index includes primarily stocks of small-capitalization (“small-cap”) companies, the Portfolio’s investments consist mainly of stocks of small-cap companies. Returns on investments in stocks of small U.S. companies could be more volatile than, or trail the returns on, investments in stocks of large-cap and mid-cap companies. Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.
  Index Tracking Risk: The Portfolio’s return may not match the return of the Russell 2000 Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Russell 2000 Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 2000 Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Risk Lose Money [Text]	rr_RiskLoseMoney	THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
STATE STREET EQUITY 2000 INDEX FUND | STATE STREET EQUITY 2000 INDEX FUND
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[14]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[14],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[14]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[14],[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[14],[16]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	21
3 Years	rr_ExpenseExampleYear03	64
STATE STREET AGGREGATE BOND INDEX FUND | State Street Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Aggregate Bond Index Fund (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Barclays Capital U.S. Aggregate Index (the “U.S. Aggregate Index”).
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Aggregate Bond Index Portfolio (the “Aggregate Bond Index Portfolio” or the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect the total estimated expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). As a shareholder of the Portfolio the Fund bears its ratable share of the transaction costs associated with the portfolio turnover of the Portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Aggregate Bond Index Portfolio, which has the same investment objective as, and investment policies that are substantially similar to those of, the Fund.

The Portfolio uses a management strategy designed to track the performance of the U.S. Aggregate Index. The U.S. Aggregate Index is a well-known fixed-income securities index, that represents investment grade debt securities and includes U.S. government securities, mortgage-backed securities and corporate debt securities.

The Portfolio is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a “passive” or “indexing” investment approach, attempts to replicate, before expenses, the performance of the U.S. Aggregate Index.

The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.

The Portfolio may make direct investments in U.S. government securities; corporate debt securities; mortgage-backed and other asset-backed securities; commercial paper, notes, and bonds issued by domestic and foreign corporations; and instruments of U.S. and foreign banks, including certificates of deposit, time deposits, letters of credit, and bankers’ acceptances. Securities in which the Portfolio invests may be fixed-income securities, zero-coupon securities, or variable rate securities.

In addition, the Portfolio may at times purchase or sell futures contracts on fixed-income securities, or options on those futures, in lieu of investing directly in fixed-income securities themselves. The Portfolio may also purchase or sell futures contracts and options on the U.S. Aggregate Index (or other fixed-income securities indices), if and when they become available. The Portfolio might do so, for example, in order to adjust the interest-rate sensitivity of the Portfolio to bring it more closely in line with that of the Index. It might also do so to increase its investment exposure pending investment of cash in the bonds comprising the Index or to reduce its investment exposure in situations where it intends to sell a portion of the securities in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivatives transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), seeks to track the performance of the U.S. Aggregate Index by investing in debt securities and other investments that are representative of the U.S. Aggregate Index as a whole. Due to the large number of securities in the U.S. Aggregate Index and the fact that certain Index securities are unavailable for purchase, complete replication is not possible. Rather, the Portfolio intends to select securities that the Adviser believes will track the U.S. Aggregate Index in terms of industry weightings, market capitalization and other characteristics. Under normal market conditions, the Portfolio will not invest less than 80% of its total assets in securities in the Index. Shareholders will receive 60 days’ notice prior to a change in the 80% investment policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risks of Investing Principally in Debt Securities.
  Values of debt securities could decline generally in response to changes in interest rates or other factors. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities may be more sensitive to interest rate changes than securities with shorter maturities.
  Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities.
  Issuers of the Portfolio’s investments may not make timely payments of interest and principal or may fail to make such payments at all.
  Index Tracking Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The return on the sample of securities purchased by the Portfolio, or futures or other derivative positions taken by the Portfolio, to replicate the performance of the Index may not correlate precisely with the return of the Index.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio with substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.
  Passive Strategy/Index Risk. The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the U.S. Aggregate Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Risk Lose Money [Text]	rr_RiskLoseMoney	THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
STATE STREET AGGREGATE BOND INDEX FUND | STATE STREET AGGREGATE BOND INDEX FUND
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[14]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[14]
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[14],[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[14]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	145
STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND | State Street Institutional Limited Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Institutional Limited Duration Bond Fund (the “Fund”) is a mutual fund whose investment objective is to seek high current income and liquidity.
Fees and Expenses of the Fund	ssixx_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of State Street Limited Duration Bond Portfolio (the “Limited Duration Bond Portfolio” or the “Portfolio”).
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expense (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	Amounts reflect total estimated expenses of the Portfolio and the Fund.
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:

Portfolio Turnover	ssixx_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investible assets in the Limited Duration Bond Portfolio. The Portfolio invests at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less. These securities include mortgage related securities, corporate notes, variable and floating rate notes and asset-backed securities. The Portfolio may also invest in derivative instruments, such as futures contracts, options, interest rate swaps, default/credit swaps, total return swaps and other structured investments, as a substitute for investments directly in securities, to adjust the sensitivity of the Portfolio’s portfolio of investments to changes in interest rates, or otherwise to increase the Portfolio’s investment return. The Portfolio’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), will actively trade the Portfolio’s portfolio securities in an attempt to benefit from short-term yield disparities among different issues of fixed-income securities, or otherwise to increase the Portfolio’s investment return.

Investment grade securities are (i) rated in one of the four highest categories (or in the case of commercial paper, in the two highest categories) by at least one nationally recognized statistical rating organization (“NRSRO”); or (ii) if not rated, are of comparable quality, as determined by the Adviser. If a security is downgraded and is no longer investment grade, the Portfolio may continue to hold the security if the Adviser determines that to be in the best interest of the Portfolio.

The investment objective of the Portfolio as stated above is non-fundamental, which means that it may be changed without shareholder approval. The investment policies described above reflect the Portfolio’s current practices.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	There is no assurance that the Fund will achieve its investment objective, and you could lose money by investing in the Fund. The Fund seeks to achieve its investment objective by investing substantially all of its investible assets in the Limited Duration Bond Portfolio. The Portfolio invests at least 65% of its assets in a diversified portfolio of dollar-denominated debt securities (those of medium and high quality) and maintains a dollar-weighted average portfolio duration of two years or less.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risks of Principally Investing in Debt Securities.
  Credit/Default Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal. It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.
  Extension Risk. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, thus preventing the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.
  Derivatives Risk. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Portfolio may not be able to close out a derivative transaction at a favorable time or price.
  Foreign Securities Risk: The Portfolio may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks may be subject to less rigorous regulation than domestic banks, and may not be required to meet financial, capital, and other requirements applicable to domestic banks.
  Interest Rate Risk. During periods of rising interest rates, the Portfolio’s yield generally is lower than prevailing market rates causing the value of the Portfolio to fall. In periods of falling interest rates, the Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Portfolio to rise. Typically, the more distant the expected cash flow that the Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If a Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Portfolio receives from those securities also will fall.
  Liquidity Risk. Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a Portfolio holding the securities to determine their values. A Portfolio holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them. The Portfolio also may not be able to sell the securities at any price.
  Master/Feeder Structure Risk. Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Portfolio which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of the Fund to meet its objective may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Adviser may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.
  Mortgage-Related and Other Asset-Backed Securities Risk: Defaults, or perceived increases in the risk of defaults, on the loans underlying mortgage-related and other asset-backed securities may impair the values of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities. The enforceability of security interests that support these securities may, in some cases, be subject to limitations.
  Prepayment/call Risk. Prepayment/Call risk applies primarily to municipal securities and asset-backed securities, including mortgage- related securities.

Prepayment/Call risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the Portfolio has purchased a security at a premium, any repayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Repayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

  Sector Risk. The risk that the Portfolio concentrates its investment in specific industry sectors that have historically experienced substantial price volatility. The Portfolio is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Portfolio may lack sufficient market liquidity to enable the Portfolio to sell the securities at an advantageous time or without a substantial drop in price.
  U.S. Government Sponsored Enterprises Risk. Securities issued or guaranteed by certain agencies and instrumentalities of the U.S. government are not guaranteed or supported by the full faith and credit of the United States.

THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Risk Lose Money [Text]	rr_RiskLoseMoney	THE FUND’S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
Performance	ssixx_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.
STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND | STATE STREET INSTITUTIONAL LIMITED DURATION BOND FUND
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%	[17]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[17]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[17],[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[17]
Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122

[1]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund.
[2]	Amounts reflect the total expenses of the Money Market Portfolio and the Fund restated to reflect current fees.
[3]	"Other expenses" are estimated for the current fiscal year because Class M Shares have been available for less than six (6) months as of the date of this prospectus. Actual expenses may differ from estimates.
[4]	Amounts reflect the total expenses of the Tax Free Portfolio and the Fund.
[5]	Amounts reflect the total expenses of the U.S. Government Portfolio and the Fund.
[6]	The U.S. Government Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.
[7]	The U.S. Government Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.
[8]	Amounts reflect the total expenses of the Treasury Portfolio and the Fund.
[9]	Amounts reflect the total expenses of the Treasury Portfolio and the Fund restated to reflect current fees.
[10]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund restated to reflect current fees.
[11]	The Treasury Plus Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM") has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Institutional Class to the extent that expenses exceed 0.12% of Institutional Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.
[12]	Amounts reflect the total expenses of the Treasury Plus Portfolio and the Fund.
[13]	The Treasury Plus Fund's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM") has contractually agreed to cap the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest and extraordinary expenses) attributable to the Investment Class to the extent that expenses exceed 0.47% of Investment Class net assets, through April 30, 2013; these arrangements may not be terminated prior to that date without the consent of the Board.
[14]	Amounts reflect the total expenses of the Portfolio and the Fund.
[15]	Other Expenses are based on estimated amounts for the current fiscal year.
[16]	Through April 30, 2013, the total annualized operating expenses of the Fund are not expected to exceed 0.20% (excluding non-recurring account fees and extraordinary expenses of the Fund or Portfolio) because the Adviser has contractually agreed to: (i) waive fees and/or reimburse certain operating expenses of the Portfolio in amounts necessary to limit the total annual operating expenses of the Portfolio to 0.15% and (ii) waive fees and/or reimburse certain operating expenses of the Fund in amounts necessary to limit the total annual operating expenses of the Fund to 0.05% (excluding pass-through expenses from the Portfolio). Prior to April 30, 2013, these contractual waivers and reimbursements may not be terminated without the approval of the Board of Trustees of the Portfolio or the Fund, as applicable.
[17]	Amounts reflect total estimated expenses of the Portfolio and the Fund.
[18]	Other Expenses are estimated for the current fiscal year.